RESERVES	12 Months Ended
Sep. 30, 2018
Disclosure of reserves within equity [abstract]
RESERVES
10.	RESERVES

Equity incentive plans

Stock option plan

The Company has adopted a Stock Option Plan consistent with the policies and rules of the TSX-V and NASDAQ. Pursuant to the Stock Option Plan, options may be granted with expiry terms of up to 10 years, and vesting criteria and periods are approved by the Board of Directors at its discretion. The options issued under the Stock Option Plan are accounted for as equity-settled share-based payments.

Restricted share units plan

The Company has adopted a Restricted Share Unit Plan (“RSU Plan”) consistent with the policies and rules of the TSX-V and NASDAQ. Pursuant to the RSU Plan, RSUs may be granted with vesting criteria and periods are approved by the Board of Directors at its discretion. The RSUs issued under the RSU Plan may be accounted for as either equity-settled or cash-settled share-based payments. At September 30, 2018, there are no RSUs outstanding.

The Stock Option Plan and RSU Plan have a combined maximum of 1,155,218 common shares which may be reserved for issuance.

Stock options

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price*

Balance, September 30, 2015	173,676	$29.51
Options granted	45,500	83.28
Options exercised	(14,050)	(19.42)
Options expired/forfeited	(2,000)	(67.83)

Balance, September 30, 2016	203,126	$42.81
Options exercised	(250)	(12.41)
Options expired/forfeited	(17,000)	(39.71)

Balance, September 30, 2017	185,876	$44.53
Options granted	803,400	3.94
Options expired/forfeited	(88,817)	(21.83)

Balance outstanding, September 30, 2018	900,459	$4.80
Balance exercisable, September 30, 2018	152,530	$9.06

Options exercisable in Canadian dollars as at September 30, 2018 are translated at current rates to reflect the current weighted average exercise price in US dollars for all outstanding options.

At September 30, 2018, options were outstanding enabling holders to acquire common shares as follows:

Exercise price		Number of options	Weighted average remaining contractual life (years)

	$4.00	572,748	9.18
	$4.10	12,500	9.71
C$	4.90	286,000	9.07
C$	16.00	250	0.64
C$	40.00	28,961	1.08
		900,459	8.89

Share-based compensation

During year ended September 30, 2018, the Company granted a total of 803,400 (2017 – Nil; 2016 – 45,500) stock options with a weighted average fair value of $3.08 per option (2017 – $Nil; 2016 - $39.60).

During the year ended September 30, 2018, the Company amended the exercise prices and expiry dates of 83,350 outstanding stock options to exercise prices of either C$4.90 or $4.00 and expiry dates ranging from October 1, 2023 to August 9, 2026. This resulted in additional share-based payments expense of $78,747 for the year ended September 30, 2018. The weighted average assumptions used for the Black-Scholes valuation of the modified options were annualized volatility of 77.80%, risk-free interest rate of 2.66%, expected life of 7.28 years and a dividend rate of Nil%.

The Company recognized share-based payments expense for options granted and vesting, net of recoveries on cancellations of unvested options, during the year with allocations to its functional expense as follows:

	2018	2017	2016

Research and development expense (Note 18)	$324,528	$(3,870)	$322,160
Financing costs	-	-	27,743
General and administrative (Note 18)	1,076,886	762,797	897,043
	$1,401,414	$758,927	$1,246,946

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted:

	2018	2017	2016

Risk-free interest rate	2.37%	-	0.63%
Expected life of options	10.00 years	-	3.58 years
Expected annualized volatility	80.89%	-	73.01%
Dividend	-	-	-

Warrants

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2015	14,125	$52.80
Warrants granted	340,909	66.00
Warrants exercised	(39)	(29.60)
Warrants expired	(18)	(29.60)

Balance, September 30, 2016	354,977	$65.60
Warrants granted	7,476	42.80
Warrants expired	(12,818)	55.00

Balance, September 30, 2017	349,635	$65.38
Warrants granted	2,427,937	0.40
Warrants expired	(113,636)	66.00

Balance outstanding and exercisable, September 30, 2018	2,663,936	$6.13

Warrants exercisable in Canadian dollars as at September 30, 2018 are translated at current rates to reflect the current weighted average exercise price in US dollars for all outstanding warrants.

At September 30, 2018, warrants were outstanding enabling holders to acquire common shares as follows:

Number of Warrants		Exercise Price		Expiry Date

1,250		C$	40.00	April 15, 2019
227,273	(1)	US$	66.00	January 14, 2023
7,476		US$	42.80	November 18, 2023
1,653,999	(2)	US$	0.002	January 9, 2023
175,938		US$	4.00	January 9, 2023
535,000	(2)(3)	US$	0.002	January 16, 2023
63,000		US$	4.00	January 16, 2023
2,663,936

(1)	Detailed terms of the 2016 Warrants are included in Note 8.
(2)	Pre-funded warrants are included in reserves at the price paid by holders of $4.00 per pre-funded warrant (Note 9).
(3)	Exercised subsequent to September 30, 2018.